COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 29, 2018
COST REDUCTION ACTIONS
Restructuring charges and payments

        During 2018, restructuring charges and payments were as follows:

(In millions)	Accrual at December 30, 2017	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2018

2018/2019 Actions
Severance and related costs	$–	$51.8	$(9.8)	$–	$(1.3)	$40.7
Asset impairment charges	–	7.6	–	(7.6)	–	–
2015/2016 Actions
Severance and related costs	4.3	11.2	(15.2)	–	–	.3
Lease cancellation costs	.6	.8	(1.0)	–	–	.4
Asset impairment charges	–	2.3	–	(2.3)	–	–

Total	$4.9	$73.7	$(26.0)	$(9.9)	$(1.3)	$41.4

        During 2017, restructuring charges and payments were as follows:

(In millions)	Accrual at December 31, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 30, 2017

2015/2016 Actions
Severance and related costs	$3.3	$31.9	$(30.8)	$–	$(.1)	$4.3
Lease cancellation costs	.2	1.2	(.8)	–	–	.6
Asset impairment charges	–	1.0	–	(1.0)	–	–
Prior actions
Severance and related costs	1.3	(.7)	(.6)	–	–	–

Total	$4.8	$33.4	$(32.2)	$(1.0)	$(.1)	$4.9

Total amount of restructuring charges incurred by reportable segment and Corporate

(In millions)	2018	2017	2016

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$57.8	$14.8	$8.5
Retail Branding and Information Solutions	11.9	18.4	10.5
Industrial and Healthcare Materials	4.0	.2	.9
Corporate	–	–	–

Total	$73.7	$33.4	$19.9